IMPAIRMENT OF LONG-TERM ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
IMPAIRMENT OF LONG TERM ASSETS [Abstract]
Asset impairment charges	$ 1.5